Share-based payment - Schedule of Valuation Models and Main Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Binomial Tree | Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of share option or appreciation right	10 years
Discount Rate | Discounted cash flow - DCF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		12.5	15.3
Discount Rate | Option pricing model -- OPM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		3	7
Discount Rate | Binomial Tree
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		3	7
Expected Perpetuity Growth | Discounted cash flow - DCF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		3.72	3.98
Volatility Mainly | Option pricing model -- OPM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		30.52	38.05
Volatility Mainly | Binomial Tree
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets		36.1	39.97
Volatility Mainly | Binomial Tree | Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	37.21